REVERSE RECAPITALIZATION - Schedule of Fair Value Valuation Assumptions (Details)	Jul. 18, 2022 $ / shares Y
Schedule Of Reverse Recapitalization [Line Items]
Valuation assumptions of acquisition | Y	4.0
Fair Value of Class A Common Stock
Schedule Of Reverse Recapitalization [Line Items]
Valuation assumptions of acquisition | $ / shares	10.13
Fair Value of Class A Common Stock | Minimum
Schedule Of Reverse Recapitalization [Line Items]
Valuation assumptions of earn-outs granted | $ / shares	10.19
Fair Value of Class A Common Stock | Maximum
Schedule Of Reverse Recapitalization [Line Items]
Valuation assumptions of earn-outs granted | $ / shares	12.32
Expected volatility
Schedule Of Reverse Recapitalization [Line Items]
Valuation assumptions of acquisition	0.60
Expected volatility | Minimum
Schedule Of Reverse Recapitalization [Line Items]
Valuation assumptions of earn-outs granted	0.610
Expected volatility | Maximum
Schedule Of Reverse Recapitalization [Line Items]
Valuation assumptions of earn-outs granted	0.611
Risk-free rate
Schedule Of Reverse Recapitalization [Line Items]
Valuation assumptions of acquisition	0.0314
Risk-free rate | Minimum
Schedule Of Reverse Recapitalization [Line Items]
Valuation assumptions of earn-outs granted	0.0348
Risk-free rate | Maximum
Schedule Of Reverse Recapitalization [Line Items]
Valuation assumptions of earn-outs granted	0.0356
Contractual terms (years) | Minimum
Schedule Of Reverse Recapitalization [Line Items]
Valuation assumptions of earn-outs granted | Y	3.8
Contractual terms (years) | Maximum
Schedule Of Reverse Recapitalization [Line Items]
Valuation assumptions of earn-outs granted | Y	3.9